Employee benefits - Plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits
Total	$ 1,426	$ 1,464
Fair value of plan assets
Employee benefits
Equity instruments	460	441
Debt instruments	610	584
Real estate funds	400	383
Investment funds	2,687	2,586
Total	$ (4,157)	$ (3,994)	$ (4,415)